Loans (Details 4) - Residential Real Estate One to Four Family [Member] - Troubled Debt Restructuring [Member] $ in Thousands	12 Months Ended
	Jun. 30, 2017 USD ($) Loan	Jun. 30, 2016 USD ($) Loan
Financing Receivable, Recorded Investment [Line Items]
TDRs, Number of Loans | Loan	31	35
TDRs, Pre Modification Outstanding Recorded Investment	$ 1,970	$ 2,136
TDRs, Post Modification Outstanding Recorded Investment	1,533	1,835
TDRs Performing to Modified Terms [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Modifications, Recorded Investment	657	1,318
TDRs Not Performing to Modified Terms[Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Modifications, Recorded Investment	$ 876	$ 517